Material Accounting Policies (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loss from continuing operations	R$ 3,691,904	R$ (1,868,852)	R$ (3,141,626)
Country Of Turkey [Member]
IfrsStatementLineItems [Line Items]
Percentage of price index	44.40%	65.00%
Loss before financial results and income taxes	R$ 102,540	R$ 306,213
Decreased financial result	341,052	560,665
Loss from continuing operations	234,975	210,603
Country Of Argentina [Member]
IfrsStatementLineItems [Line Items]
Loss before financial results and income taxes	R$ (502)	R$ 1,474
Inflation rates	117.80%	211.40%
Financial result	R$ (6,420)	R$ (11,961)
Loss from continuing operations amount	R$ (10,132)	R$ (12,089)